Acquisition of subsidiary - Allocation of assets acquired and liabilities assumed (Details) - CMPL - USD ($) $ in Thousands		6 Months Ended
	Jun. 16, 2023	Jun. 30, 2023
Disclosure of detailed information about business combination [line items]
Trade and other receivables	$ 1,641
Inventories	32,893
Property, plant and equipment	1,254,673
Other assets	1,404
Trade and other payables	(23,585)
Lease liabilities	(504)
Provisions	(37,735)
Deferred tax liabilities	(142,941)
Total net identifiable assets acquired	1,085,846
Acquisition costs	$ 13,186
Revenue since acquisition		$ 18,576
Copper sales		17,929
Silver sales		647
Loss since acquisition		1,947
Pro forma revenue		160,361
Pro forma loss		$ 15,402